OTHER EQUITY INSTRUMENTS (Details) - Schedule of Other Equity Instruments - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
OTHER EQUITY INSTRUMENTS (Details) - Schedule of Other Equity Instruments [Line Items]
Beginning Balance	£ 3,217	£ 3,217
Additional Tier 1 securities issued in the year:
Sterling notes (£1,376 million nominal)	3,217
Ending Balance	£ 3,217	3,217	£ 3,217
Sterling notes, nominal [member]
Additional Tier 1 securities issued in the year:
Sterling notes (£1,376 million nominal)			1,376
Euro notes, nominal [member]
Additional Tier 1 securities issued in the year:
Sterling notes (£1,376 million nominal)			612
US dollar notes, nominal
Additional Tier 1 securities issued in the year:
Sterling notes (£1,376 million nominal)			£ 1,229